UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 15, 2003
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        108
Form 13F Information Table Value Total:        $148,699


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D PRD              41013Q101      175    19434 SH       SOLE                    19434
ALLTEL Corporation             COM              020039103      676    15100 SH       SOLE                    15100
AOL Time Warner Inc.           COM              00184A105      127    11663 SH       SOLE                    11663
Abbott Laboratories            COM              002824100     1525    40537 SH       SOLE                    40537
Adaptec Inc.                   COM              00651F108       65    10758 SH       SOLE                    10758
American Express Company       COM              025816109     3244    97637 SH       SOLE                    97637
American International Group,  COM              026874107     4827    97622 SH       SOLE                    97622
American Power Conversion Corp COM              029066107      204    14300 SH       SOLE                    14300
Amgen Inc.                     COM              031162100      282     4900 SH       SOLE                     4900
Anheuser-Busch Cos.            COM              035229103      261     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1095    17743 SH       SOLE                    17743
Archstone Smith Trust SBI      COM              039583109      615    27995 SH       SOLE                    27995
Automatic Data Processing, Inc COM              053015103      302     9820 SH       SOLE                     9820
BP plc ADR                     COM              055622104      874    22643 SH       SOLE                    22643
Bank One Corp.                 COM              06423A103      507    14631 SH       SOLE                    14631
Bank of New York               COM              064057102      396    19300 SH       SOLE                    19300
BankAmerica Corp.              COM              060505104      471     7044 SH       SOLE                     7044
Berkshire Hathaway, Inc. Cl. A COM              084670108     8677      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207     7749     3626 SH       SOLE                     3626
Bristol-Myers Squibb Co.       COM              110122108      375    17744 SH       SOLE                    17744
Cardinal Health, Inc.          COM              14149Y108      284     4980 SH       SOLE                     4980
Carnival Corporation           COM              143658300     2188    90739 SH       SOLE                    90739
Catellus Development Corp.     COM              149111106     1807    86038 SH       SOLE                    86038
Cedar Fair Limited Partnership COM              150185106     5050   202334 SH       SOLE                   202334
Certegy Inc.                   COM              156880106      558    22143 SH       SOLE                    22143
ChevronTexaco Corp.            COM              166764100      916    14172 SH       SOLE                    14172
ChoicePoint Inc.               COM              170388102      315     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     2964    86047 SH       SOLE                    86047
Citizens Communications Compan COM              17453B101      127    12700 SH       SOLE                    12700
Clear Channel Communications   COM              184502102      222     6550 SH       SOLE                     6550
Coca-Cola Company              COM              191216100     1735    42862 SH       SOLE                    42862
Cohen & Steers Total Return Re COM              19247R103     2383   161750 SH       SOLE                   161750
Colgate Palmolive Co.          COM              194162103      969    17800 SH       SOLE                    17800
Commerce Bancorp Inc.          COM              200519106      310     7800 SH       SOLE                     7800
Concord EFS Inc.               COM              206197105      112    11950 SH       SOLE                    11950
ConocoPhillips                 COM              20825C104     1968    36710 SH       SOLE                    36710
Cornerstone Total Return Fund, COM              21924U102      267    23601 SH       SOLE                    23601
Costco Wholesale Corporation   COM              22160K105     4764   158658 SH       SOLE                   158658
DNP Select Income Fund         COM              23325P104      238    24000 SH       SOLE                    24000
Devon Energy Corporation       COM              25179M103      762    15800 SH       SOLE                    15800
Dover Corporation              COM              260003108     4224   174394 SH       SOLE                   174394
Eli Lilly & Company            COM              532457108      731    12785 SH       SOLE                    12785
Emerson Electric Co.           COM              291011104     1144    25220 SH       SOLE                    25220
Equifax, Inc.                  COM              294429105     1385    69287 SH       SOLE                    69287
Ethan Allen Interiors, Inc.    COM              297602104     2273    77225 SH       SOLE                    77225
Exxon Mobil Corporation        COM              30231G102     1923    55028 SH       SOLE                    55028
First Data Corp.               COM              319963104     1602    43284 SH       SOLE                    43284
First Financial Fund, Inc.     COM              320228109      151    10800 SH       SOLE                    10800
Fleet Boston Financial Corp.   COM              339030108      323    13542 SH       SOLE                    13542
Freddie Mac                    COM              313400301      694    13077 SH       SOLE                    13077
Gannett Co., Inc.              COM              364730101     2244    31862 SH       SOLE                    31862
General Electric Co.           COM              369604103     4200   164690 SH       SOLE                   164690
Genuine Parts Company          COM              372460105      321    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1285    35250 SH       SOLE                    35250
Gillette Company (The)         COM              375766102     2638    85268 SH       SOLE                    85268
Healthcare Select Sector SPDR  COM              81369y209     1120    41925 SH       SOLE                    41925
Hispanic Broadcasting Corp. Cl COM              43357B104      324    15700 SH       SOLE                    15700
Home Depot, Inc.               COM              437076102      757    31079 SH       SOLE                    31079
IBM Corporation                COM              459200101     1190    15167 SH       SOLE                    15167
Illinois Tool Works Inc.       COM              452308109      244     4202 SH       SOLE                     4202
Intel Corporation              COM              458140100      417    25590 SH       SOLE                    25590
Intuitive Surgical, Inc.       COM              46120E107      324    50102 SH       SOLE                    50102
Johnson & Johnson              COM              478160104     5959   102966 SH       SOLE                   102966
Jones Apparel Group, Inc.      COM              480074103     1382    50400 SH       SOLE                    50400
Kinder Morgan Energy Partners, COM              494550106     2492    67360 SH       SOLE                    67360
Leucadia National Corp.        COM              527288104      697    19500 SH       SOLE                    19500
M & T Bank Corp.               COM              55261F104     1367    17400 SH       SOLE                    17400
Manpower Inc.                  COM              56418H100      908    30400 SH       SOLE                    30400
McCormick & Co., Inc. Non-Voti COM              579780206      241    10000 SH       SOLE                    10000
McGraw Hill Companies          COM              580645109      334     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1814    40193 SH       SOLE                    40193
Merck & Co.                    COM              589331107     2256    41190 SH       SOLE                    41190
Microsoft Corporation          COM              594918104     2313    95534 SH       SOLE                    95534
Morgan Stanley Dean Witter & C COM              617446448      542    14142 SH       SOLE                    14142
Newmont Mining Corp.           COM              651639106      630    24075 SH       SOLE                    24075
Pepsico, Inc.                  COM              713448108      733    18330 SH       SOLE                    18330
Pfizer, Inc.                   COM              717081103     1943    62350 SH       SOLE                    62350
Pitney Bowes, Inc.             COM              724479100      597    18692 SH       SOLE                    18692
Procter & Gamble Company (The) COM              742718109     1702    19115 SH       SOLE                    19115
Progressive Corporation        COM              743315103     1142    19261 SH       SOLE                    19261
Prologis SBI                   COM              743410102      622    24556 SH       SOLE                    24556
Royal Dutch Petroleum          COM              780257804      424    10400 SH       SOLE                    10400
S&P Depository Receipts        COM              78462F103     4420    52160 SH       SOLE                    52160
SBC Communications, Inc.       COM              78387G103      231    11521 SH       SOLE                    11521
Schering-Plough Corp.          COM              806605101      302    16920 SH       SOLE                    16920
Schlumberger Ltd.              COM              806857108     2709    71278 SH       SOLE                    71278
Sealed Air Corp.               COM                             217     5400 SH       SOLE                     5400
Service Corp. International    COM              817565104      329   118236 SH       SOLE                   118236
ServiceMaster Company          COM              81760N109     4125   412467 SH       SOLE                   412467
Southwest Airlines Co.         COM              844741108      362    25200 SH       SOLE                    25200
SunGard Data Systems, Inc.     COM              867363103      961    45100 SH       SOLE                    45100
Sysco Corp.                    COM              871829107      516    20270 SH       SOLE                    20270
TJX Companies, Inc.            COM              872540109      732    41600 SH       SOLE                    41600
Technology Select Sector SPDR  COM              81369Y803     2841   198700 SH       SOLE                   198700
Tenet Healthcare Corp.         COM              88033G100      196    11750 SH       SOLE                    11750
Tootsie Roll Industries, Inc.  COM              890516107     1072    37573 SH       SOLE                    37573
Tribune Co.                    COM              896047107      419     9320 SH       SOLE                     9320
Tyco Int'l. Ltd.               COM              902124106     1076    83676 SH       SOLE                    83676
US Bancorp                     COM              902973304      229    12076 SH       SOLE                    12076
Verizon Communications         COM              92343V104      367    10381 SH       SOLE                    10381
Vodafone Group PLC             COM              92857W100      917    50320 SH       SOLE                    50320
Wal-Mart Stores, Inc.          COM              931142103     1669    32070 SH       SOLE                    32070
Walgreen                       COM              931422109      221     7490 SH       SOLE                     7490
Washington Mutual Inc.         COM              939322103      724    20515 SH       SOLE                    20515
Washington Post ""B""          COM              939640108      204      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     4539   100881 SH       SOLE                   100881
Wyeth                          COM              026609107      665    17571 SH       SOLE                    17571
Zimmer Holdings, Inc.          COM              98956P102      662    13609 SH       SOLE                    13609